The Separation, Adjustments Associated with the Separation, Senior Notes Offering, Initial Public Offering and Exchange Offer	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
The Separation, Adjustments Associated with the Separation, Senior Notes Offering, Initial Public Offering and Exchange Offer
2.	The Separation, Adjustments Associated with the Separation, Senior Notes Offering, Initial Public Offering and Exchange Offer

Pfizer Inc. (Pfizer) formed Zoetis to acquire, own and operate the animal health business of Pfizer. On June 24, 2013, Pfizer completed an exchange offer resulting in the full separation of Zoetis from Pfizer. For additional information see E. Exchange Offer.

A. The Separation

In the first quarter of 2013, through a series of steps (collectively, the Separation), Pfizer transferred to us its subsidiaries holding substantially all of the assets and liabilities of its animal health business. In exchange, we transferred to Pfizer: (i) all of the issued and outstanding shares of our Class A common stock; (ii) all of the issued and outstanding shares of our Class B common stock; (iii) $1.0 billion in senior notes (see “Senior Notes Offering” below); and (iv) an amount of cash equal to substantially all of the net proceeds received in the senior notes offering (approximately $2.5 billion).

B. Adjustments Associated with the Separation

In connection with the Separation, certain animal health assets and liabilities included in the pre-Separation balance sheet were retained by Pfizer and certain non-animal health assets and liabilities (not included in the pre-Separation balance sheet) were transferred to Zoetis. The adjustments to the historical balance sheet of Zoetis (collectively, the Separation Adjustments) representing approximately $450 million of net liabilities retained by Pfizer, were primarily related to the following:

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The removal of inventories (approximately $74 million), property, plant and equipment (approximately $28 million) and miscellaneous other net liabilities (approximately $21 million) associated with certain non-dedicated manufacturing sites that were retained by Pfizer;

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The addition of property, plant and equipment (approximately $56 million) associated with a non-dedicated manufacturing site that was transferred to us by Pfizer (and then leased back to Pfizer under operating leases), and the removal of the inventory (approximately $46 million) and net other assets (approximately $4 million) at that site as these assets were retained by Pfizer;

•	The addition of net benefit plan liabilities (approximately $25 million);

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The elimination of (i) noncurrent deferred tax assets (some of which were included within noncurrent deferred tax liabilities due to jurisdictional netting) related to net operating loss and tax credit carryforwards; (ii) net tax liabilities associated with uncertain tax positions; (iii) noncurrent deferred tax liabilities related to deferred income taxes on unremitted earnings; and (iv) other allocated net tax assets, all of which (approximately $49 million in net tax asset accounts) were retained by Pfizer;

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The addition of (i) noncurrent deferred tax assets (approximately $8 million, some of which were included within noncurrent deferred tax liabilities due to jurisdictional netting) related to net benefit plan liabilities transferred to us by Pfizer; (ii) noncurrent deferred tax assets (approximately $2 million) related to net operating loss and tax credit carryforwards; and (iii) noncurrent deferred tax liabilities (approximately $2 million) related to property, plant and equipment transferred to us by Pfizer;

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The elimination of allocated long-term debt (approximately $582 million), allocated accrued interest payable (approximately $16 million) and allocated unamortized deferred debt issuance costs (approximately $2 million) that were retained by Pfizer;

•	Certain net financial assets retained by Pfizer (approximately $45 million);

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The removal of cash (approximately $7 million), inventories (approximately $5 million), property plant and equipment (approximately $8 million), miscellaneous other assets (approximately $3 million) and other miscellaneous liabilities (approximately $2 million) associated with non-U.S. Pfizer businesses that did not transfer to us from Pfizer;

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The addition of net receivables from Pfizer (approximately $5 million) associated with certain foreign taxes directly resulting from certain aspects of the Separation that were the responsibility of Pfizer under the terms of the tax matters agreement, see Note 7B. Income Taxes: Tax Matters Agreement;

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The addition of (i) inventory (approximately $15 million); (ii) net deferred tax assets (approximately $1 million); and (iii) miscellaneous other assets (approximately $5 million) transferred to us by Pfizer, and the removal of (i) property, plant and equipment (approximately $2 million); (ii) miscellaneous other liabilities (approximately $57 million), and (iii) the elimination of prepaid taxes (approximately $4 million) that were retained by Pfizer;

•	The addition of net benefit plan liabilities (approximately $16 million) associated with certain international plans that will be transferred from Pfizer to Zoetis in 2014. See Note 12. Benefit Plans.

The Separation Adjustment associated with Accumulated Other Comprehensive Income reflects the accumulated currency translation adjustment based on the actual legal entity structure of Zoetis.

C. Senior Notes Offering

In connection with the Separation, on January 28, 2013, we issued $3.65 billion aggregate principal amount of our senior notes (the senior notes offering) in a private placement, with an original issue discount of $10 million. For additional information, see Note 9D. Financial Instruments: Senior Notes Offering.

D. Initial Public Offering (IPO)

After the Separation, on February 6, 2013, an IPO of 99,015,000 shares of our Class A common stock (including the exercise of the underwriters’ over-allotment option) at a price of $26.00 per share was completed. Pfizer retained the net proceeds from the IPO.

Immediately following the IPO, there were 99,015,000 outstanding shares of Class A common stock and 400,985,000 outstanding shares of Class B common stock. The rights of the holders of Class A common stock and Class B common stock are identical, except with respect to voting and conversion rights. Following the IPO, Pfizer owned all of the outstanding shares of our Class B Common Stock, all of which was converted to Class A common stock in connection with the Exchange Offer. See E. Exchange Offer. There are no longer any shares of our Class B Common Stock outstanding.

In connection with the IPO, we entered into certain agreements that provide a framework for an ongoing relationship with Pfizer. For additional information, see Note 17B. Transactions and Agreements with Pfizer: Agreements with Pfizer.

E. Exchange Offer

On May 22, 2013, Pfizer announced an exchange offer whereby Pfizer shareholders could exchange a portion of Pfizer common stock for Zoetis common stock. The exchange offer was completed on June 24, 2013, resulting in the full separation of Zoetis and the disposal of Pfizer’s entire ownership and voting interest in Zoetis.